UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:  BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 08/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) August 31, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 92.4%

New Jersey — 91.9%
Corporate — 4.8%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$3,500	$3,799,670
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,129,270
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	265	284,557
Series A, 5.00%, 06/15/42	4,545	4,912,418
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,494,058
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,049,100
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,042,010
Sub Series A, 5.00%, 07/01/33	125	137,327
Sub Series A, 4.00%, 07/01/34	165	164,609

		14,013,019
County/City/Special District/School District — 9.9%
Carlstadt School District, GO, Refunding, 4.00%, 05/01/30	1,415	1,476,821
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,091,777
5.25%, 11/01/44	1,590	1,699,201
(AGM), 4.00%, 11/01/34	500	507,895
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	660	724,832
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/35	600	600,882
5.00%, 07/01/36	145	145,207
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	760,578
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 07/01/45(a)	1,000	1,009,430
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,176,459
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,868,670

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 01/01/46	$3,900	$3,941,613
County of Union New Jersey Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,250	1,335,325
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,000	2,274,400
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,905,375
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(b)	805	875,534
Township of Egg Harbor New Jersey School District, GO, Refunding(AGM), 5.75%, 07/15/25	2,000	2,421,460
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/31	2,445	2,715,662
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 02/15/36	1,350	1,502,942

		29,034,063
Education — 17.5%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,250	1,276,925
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	530	580,546
Series A, 5.00%, 07/01/34	1,855	2,068,937
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	200	212,542
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(a)	170	176,751
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(a)	470	480,960

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey EDA, RB (continued):
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(a)	$815	$834,193
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/38	2,000	2,218,080
School Facilities Construction (AGC), 5.50%, 12/15/18(c)	525	530,691
School Facilities Construction (AGC), 5.50%, 12/15/34	10	10,099
Series AAA, 5.00%, 06/15/41	1,990	2,137,658
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,094,800
University Heights Charter School Project, Series A, 5.75%, 09/01/50(a)(d)	460	481,813
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School, Inc. Project, Series A, 4.75%, 08/01/24(a)	300	305,397
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 08/01/34(a)	250	254,188
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 08/01/44(a)	430	436,497
School Facilities Construction, Series PP, 4.00%, 06/15/30	4,875	4,909,808
Teaneck Community Charter School Project, Series A, 3.50%, 09/01/22(a)	125	123,174
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(a)	315	310,442
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(a)	1,000	958,890
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	1,750	1,874,110
Rider University Issue, Series F, 4.00%, 07/01/42	940	900,887
Rider University Issue, Series F, 5.00%, 07/01/47	1,670	1,789,171

Security	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.25%, 09/01/19(c)	$1,705	$1,765,135
Kean University, Series A (AGC), 5.50%, 09/01/19(c)	1,000	1,037,710
Kean University, Series H, 4.00%, 07/01/39	715	743,993
Montclair State University, Series A, 5.00%, 07/01/33	2,005	2,259,896
Montclair State University, Series B, 5.00%, 07/01/32	2,465	2,799,008
Ramapo College, Series B, 5.00%, 07/01/42	560	605,186
Stockton University, Series A, 5.00%, 07/01/41	630	679,386
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(c)	2,500	2,608,025
William Paterson University (AGC), 5.00%, 07/01/38	240	240,470
William Paterson University, Series C, 4.00%, 07/01/35	1,500	1,555,260
William Paterson University, Series E (BAM), 5.00%, 07/01/33	1,250	1,411,013
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT, Sub-Series C, 4.00%, 12/01/48	700	681,968
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	505	535,346
Series 1A, 5.00%, 12/01/25	50	51,520
Series 1A, 5.00%, 12/01/26	320	329,606
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(c)	460	511,423
5.00%, 07/01/22(c)	280	311,301
5.00%, 07/01/32	1,040	1,130,220
5.00%, 07/01/40	5,000	5,576,650
5.00%, 07/01/42	635	685,279
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,210,520

		51,695,474
Health — 18.5%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	2,175	2,121,060

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 09/15/29	$2,000	$2,144,820
Inspira Health Obligated Group, 5.00%, 07/01/42	4,660	5,208,901
Robert Wood Johnson University Hospital, Series A, 5.25%, 07/01/35	1,460	1,622,337
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/39	1,150	1,268,749
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/43	1,535	1,679,797
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	920	1,029,084
Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,620	3,730,229
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,985	3,325,768
AHS Hospital Corp., 4.00%, 07/01/41	2,000	2,044,000
General Hospital Center at Passaic (AGM), 6.75%, 07/01/19(b)	30	31,251
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 07/01/37	6,000	6,843,960
Holy Name Medical Center, 5.00%, 07/01/25	500	521,750
Hunterdon Medical Center, 5.00%, 07/01/31	300	329,469
Hunterdon Medical Center, 5.00%, 07/01/45	2,650	2,851,824
Inspira Health Obligated Group, Series A, 3.00%, 07/01/32	785	719,523
Meridian Health System Obligated Group, 5.00%, 07/01/27	1,500	1,649,640
Princeton Healthcare System, 5.00%, 07/01/34	1,000	1,145,230
Princeton Healthcare System, 5.00%, 07/01/39	4,060	4,613,134
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,500	1,563,000

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/32	$2,300	$2,411,734
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,290	1,439,098
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,540	1,697,758
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	2,230	2,447,314
St. Luke’s Warren Hospital Obligated Group, 5.00%, 08/15/34	460	496,487
Virtua Health, 5.00%, 07/01/29	285	317,433
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	1,000	1,099,760

		54,353,110
Housing — 3.6%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	3,440	3,787,337
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, 3.75%, 10/01/35	2,365	2,368,571
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,834,963
4.38%, 12/01/33	2,515	2,661,373

		10,652,244
State — 9.5%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/27(e)	4,135	3,108,817
CAB, Series B, 0.00%, 11/01/24(e)	10,000	8,447,400
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,022,647
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(e)	1,675	1,552,038
School Facilities Construction (AGC), 6.00%, 12/15/18(c)	985	997,037

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 6.00%, 12/15/18(c)	$15	$15,185
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	3,000	3,231,570
School Facilities Construction, Series KK, 5.00%, 03/01/38	1,070	1,116,706
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 03/15/21(e)	2,000	1,870,300
Cigarette Tax, 5.00%, 06/15/22	1,700	1,842,647
Cigarette Tax, 5.00%, 06/15/29	640	677,382
State of New Jersey, COP, Equipment Lease Purchase, Series A(c):
5.25%, 06/15/19	1,000	1,027,760
5.25%, 06/15/19	1,110	1,140,814

		28,050,303
Tobacco — 2.5%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	615	686,457
Sub-Series B, 5.00%, 06/01/46	6,185	6,663,966

		7,350,423
Transportation — 22.9%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	1,875	1,944,488
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	1,500	1,655,040
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,089,890
5.13%, 01/01/39	1,000	1,091,430
Private Activity Bond, 5.38%, 01/01/43	905	987,617
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,235,190
Series E, 5.00%, 01/01/32	2,950	3,429,198
Series I, 5.00%, 01/01/20(c)	2,500	2,608,350
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32(e)	10,000	5,364,400
CAB, Transportation System, Series A, 0.00%, 12/15/35(e)	8,900	4,083,854

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
CAB, Transportation System, Series A, 0.00%, 12/15/38(e)	$10,000	$3,898,400
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,388,325
Series B, 5.25%, 06/15/26	1,500	1,590,885
Transportation Program Bonds, Series AA, 5.00%, 06/15/32	1,860	1,953,130
Transportation Program, Series AA, 5.25%, 06/15/31	2,000	2,148,100
Transportation Program, Series AA, 5.00%, 06/15/45	1,000	1,060,620
Transportation System, Series A, 6.00%, 06/15/35	3,185	3,458,082
Transportation System, Series B, 5.00%, 06/15/42	600	618,300
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement, Series A, 5.00%, 06/15/31	2,730	3,020,281
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,974,222
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	5,000	5,685,700
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 09/01/18	1,000	1,000,000
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,194,410
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,078,120
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	s1,088,500
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/43	285	312,431
186th Series, 5.00%, 10/15/44	3,000	3,290,490
Port Authority of New York & New Jersey, Refunding RB, Consolidated 205th series, 5.00%, 11/15/42	1,975	2,262,916

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	$2,380	$2,571,257
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	317,399
5.00%, 11/01/29	295	316,685
5.00%, 11/01/32	440	481,857
5.00%, 11/01/33	250	273,198
5.00%, 11/01/34	250	272,183
5.00%, 11/01/39	1,500	1,623,555

		67,368,503
Utilities — 2.7%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	538,200
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 09/01/28	1,355	1,458,454
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 08/01/21(b)(e)	5,000	4,705,550
Passaic Valley Water Commission, RB, Series A:
6.00%, 12/15/20(c)	980	1,070,043
6.00%, 12/15/24	215	231,402

		8,003,649

Puerto Rico — 0.5%
Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,520	1,538,939

Total Municipal Bonds — 92.4% (Cost — $258,444,294)		272,059,727

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 9.6%

New Jersey — 9.6%
County/City/Special District/School District — 3.6%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	$1,440	$1,624,378
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	2,000	2,149,670
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	6,300	6,868,039

		10,642,087
Education — 1.0%
Rutgers—The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	2,500	2,762,275

Health — 2.5%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	7,332	7,375,357

Transportation — 2.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	5,001	5,207,741
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,455	1,654,088
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	530,461

		7,392,290

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.6% (Cost — $27,258,623)		28,172,009

Total Long-Term Investments — 102.0% (Cost — $285,702,917)		300,231,736

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.35%(h)(i)	8,978,142	$8,979,040

Total Short-Term Securities — 3.0% (Cost — $8,978,544)		8,979,040

Value
Total Investments — 105.0% (Cost — $294,681,461)	$309,210,776
Other Assets Less Liabilities — 0.6%	1,763,135
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.6)%	(16,466,841)

Net Assets — 100.0%	$294,507,070

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,956,992	4,021,150	8,978,142	$8,979,040	$30,841	$(4)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Familyss

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	18	12/19/18	$2,165	$(406)
Long U.S. Treasury Bond	44	12/19/18	6,346	18,642
5-Year U.S. Treasury Note	15	12/31/18	1,701	(606)

				$17,630

Fair Value Hierarchy as of Period End

• Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$300,231,736	$—	$300,231,736
Short-Term Securities	8,979,040	—	—	8,979,040

	$8,979,040	$300,231,736	$—	$309,210,776

7

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$18,642	$—	$—	$18,642
Liabilities:
Interest rate contracts	(1,012)	—	—	(1,012)

	$17,630	$—	$—	$17,630

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,418,726 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 86.7%

Pennsylvania — 86.2%
Corporate — 5.2%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	$5,000	$5,052,550
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	3,490	3,572,503
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,092,370
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	9,434,216
Shippingport Project, Series A, 3.75%, 12/01/40(a)	3,915	2,349,000
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,620,172
National Gypsum Co., 5.50%, 11/01/44	1,355	1,427,059

		26,547,871
County/City/Special District/School District — 15.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(b)	330	357,575
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	2,310	2,400,460
5.00%, 05/01/42	3,900	4,028,544
Altoona Area School District, GO:
5.00%, 12/01/36	215	239,968
5.00%, 12/01/45	1,000	1,105,230
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 08/01/34	2,390	2,690,829
5.00%, 08/01/35	1,790	2,012,927
Boyertown Area School District, GO:
5.00%, 10/01/36	890	978,778
5.00%, 10/01/38	1,335	1,463,868
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 09/01/31	290	290,244

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Chester IDA, Special Assessment Bonds, Woodlands At Greystone Project(b):
5.00%, 03/01/38	$525	$535,332
5.13%, 03/01/48	1,050	1,071,745
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	2,615	2,690,077
County of Delaware Springfield School District, GO, 5.00%, 03/01/40	1,710	1,957,163
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19(c)	825	856,936
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,795	2,036,481
County of Washington Redevelopment Authority, Refunding, Tax Allocation Bonds:
4.00%, 07/01/23	850	853,315
5.00%, 07/01/28	600	624,054
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(c)	2,500	2,656,100
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,835	2,069,972
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	4,662,684
5.00%, 02/01/42	6,365	7,218,419
Philadelphia School District, GO, Series E(c):
2014, 6.00%, 09/01/18	5	5,000
2015, 6.00%, 09/01/18	5	5,000
2015-3, 6.00%, 09/01/18	5	5,000
2016, 6.00%, 09/01/18	5	5,000
6.00%, 09/01/18	95	95,000
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	1,815	1,995,338
Springfield School District/Delaware County, GO(d):
5.00%, 03/01/35	1,380	1,596,577
5.00%, 03/01/36	1,445	1,666,634
5.00%, 03/01/37	1,480	1,700,446
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 07/15/34	5,070	5,449,743

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(c)	$455	$465,374
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(c)	450	460,260
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(c)	1,810	1,851,268
Philadelphia School District (AGM), 5.00%, 06/01/33	5,000	5,570,400
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/43	5,980	6,567,176
(BAM), 5.00%, 06/01/42	2,550	2,823,564
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,293,569
Township of Lower Paxton Pennsylvania, GO, 5.00%, 04/01/42	630	697,265

		76,053,315
Education — 21.3%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	580	612,561
5.00%, 08/15/25	765	807,496
5.00%, 08/15/26	760	801,770
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(c)	1,000	1,036,880
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(c)	2,700	2,740,905
6.38%, 01/01/39	400	404,540
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,795	2,011,423
5.00%, 08/01/45	3,695	4,128,313
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	3,870	4,101,929
Haverford College, 5.00%, 05/15/20(c)	4,970	5,230,676

Security	Par (000)	Value
Education (continued)
County of Delaware Pennsylvania Authority, Refunding RB (continued):
Haverford College, 5.00%, 11/15/35	$1,100	$1,149,236
Villanova University, 5.25%, 12/01/19(c)	600	625,458
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A:
5.00%, 09/01/48	2,500	2,771,550
5.00%, 09/01/37	1,365	1,532,663
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	890	967,492
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,350	1,478,574
St. Lukes University Health Network, 5.00%, 08/15/48	1,875	2,076,225
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	5,000	5,661,900
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(c)	11,000	11,511,500
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	5,790	6,001,393
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 4.00%, 05/01/36	500	507,565
Drexel University, Series A, 5.25%, 05/01/21(c)	6,720	7,309,277
Drexel University, Series A, 5.25%, 05/01/41	420	448,476
La Salle University, 5.00%, 05/01/37	1,595	1,686,712
La Salle University, 5.00%, 05/01/42	2,655	2,799,246
State System of Higher Education, Series AL, 5.00%, 06/15/35	1,425	1,494,911
Thomas Jefferson University, 5.00%, 09/01/45	3,000	3,286,530
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18(c)	5,000	5,026,700

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued):
University Properties, Inc. Student Housing Project, Series A, 5.00%, 07/01/35	$450	$480,569
Widener University, Series A, 5.25%, 07/15/33	2,420	2,597,628
Widener University, Series A, 5.50%, 07/15/38	365	391,616
Pennsylvania State University, RB, 5.00%, 03/01/40	10,000	10,416,900
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	3,525	3,908,414
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,684,745
La Salle University, 4.00%, 05/01/42	4,780	4,651,322
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	765	810,946
5.00%, 07/01/35	630	675,026
5.00%, 07/01/45	450	473,769
5.00%, 07/01/47	1,180	1,251,225

		107,554,061
Health — 17.8%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	5,000	5,506,850
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
4.00%, 04/01/37	4,300	4,294,281
5.00%, 04/01/47(d)	1,950	2,131,350
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	780	857,002
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(c)	4,110	4,755,147
County of Chester Health & Education Facilities Authority, Refunding RB:
Main Line Health System, Series A, 5.00%, 10/01/52	3,595	3,984,446

Security	Par (000)	Value
Health (continued)
County of Chester Health & Education Facilities Authority, Refunding RB (continued):
Simpson Senior Services Project, 5.00%, 12/01/35	$1,000	$1,022,470
Simpson Senior Services Project, Series A, 5.25%, 12/01/45	1,500	1,551,870
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/41	2,540	2,607,462
Diakon Lutheran Social Ministries, 5.00%, 01/01/38	4,400	4,755,652
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/19 (c)	2,385	2,460,986
County of Franklin Pennsylvania IDA, RB, Menno-Haven, Inc. Project(d):
5.00%, 12/01/43	1,200	1,239,696
5.00%, 12/01/48	1,300	1,338,727
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 07/01/41	1,500	1,645,155
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	790	879,610
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	626,503
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(c)	3,255	3,335,464
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(c)	480	505,934
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,485,648
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	957,766
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	5,000	5,029,000

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	$3,440	$3,422,043
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	5,950	6,704,103
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	730	797,481
5.75%, 05/01/35	1,285	1,412,780
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	4,000	4,261,760
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	4,800	5,036,112
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 07/01/35	2,450	2,542,194
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 05/15/20(c)	6,000	6,319,860
Presbyterian Medical Center, 6.65%, 12/01/19(e)	905	938,947
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(c)	3,590	3,810,965
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A(c):
6.00%, 12/01/18	1,780	1,798,494
6.00%, 12/01/18	1,970	1,990,468

		90,006,226
Housing — 5.0%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	580,158
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	585,216
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	3,720	3,724,203

Security	Par (000)	Value
Housing (continued)
Pennsylvania HFA, RB (continued):
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	$3,000	$3,051,930
S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,505	3,553,264
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,446,560
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	2,260	2,233,083
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,154,824
4.00%, 12/01/46	5,740	5,739,713
4.00%, 12/01/51	2,260	2,239,344

		25,308,295
State — 3.4%
Commonwealth Financing Authority, RB:
Series B (AGC), 5.00%, 06/01/31	3,420	3,491,718
Tobacco Master Settlement Payment, 5.00%, 06/01/35	2,205	2,471,981
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,293,380

		17,257,079
Transportation — 13.1%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	14,000	14,646,800
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	2,140	2,380,258
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,800	2,007,666
5.00%, 07/01/47	2,545	2,818,231
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	2,500	2,849,575
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	7,500	7,777,950
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,603,424
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(f)	6,740	2,397,553

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued):
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(f)	$2,225	$888,643
Series A, 5.25%, 12/01/44	1,500	1,749,480
Series A-1, 5.00%, 12/01/41	100	110,658
Sub-Series A, 5.13%, 12/01/20(c)	960	1,029,494
Sub-Series A, 5.13%, 12/01/20(c)	325	348,527
Sub-Series B, 5.25%, 12/01/48	3,215	3,677,606
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,050,046
Pennsylvania Turnpike Commission, Refunding RB:
2nd Series, Turnpike Subordinate, 5.00%, 12/01/36	1,925	2,130,340
Sub-Series A-1, 5.25%, 12/01/45	4,730	5,322,622
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(c):
5.00%, 06/01/21	3,140	3,401,122
5.00%, 06/01/21	4,155	4,500,530
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,403,698

		66,094,223
Utilities — 5.4%
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 05/15/20(e)	390	412,523
9th Series, 5.25%, 08/01/20(c)	1,280	1,361,344
9th Series, 5.25%, 08/01/40	2,020	2,138,210
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	700	789,978
5.00%, 08/01/31	900	1,012,689
5.00%, 08/01/32	1,200	1,347,072
5.00%, 08/01/33	600	671,550
5.00%, 08/01/34	1,050	1,172,441
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 01/01/19(c)	1,450	1,467,226
Series A, 5.25%, 10/01/52	1,190	1,360,586
Series C (AGM), 5.00%, 08/01/40	2,650	2,782,606
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/33	1,000	1,129,000
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,312,042

Security	Par (000)	Value
Utilities (continued)
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 06/01/40	$1,000	$1,056,760
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(c)	980	1,106,322
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,615	2,897,394
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	3,895	4,058,200

		27,075,943

Puerto Rico — 0.5%
Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	2,625	2,657,708

Total Municipal Bonds — 86.7% (Cost — $426,666,699)		438,554,720

Municipal Bonds Transferred to Tender Option Bond Trusts (g) — 27.5%

Pennsylvania — 27.5%
Education — 5.9%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	6,100	6,897,971
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(c)	9,280	10,300,661
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 06/01/39(h)	8,090	8,089,070

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 03/15/19(c)	$4,448	$4,527,386

		29,815,088
Health — 9.8%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3:
5.50%, 11/01/19(c)	5,000	5,200,900
5.50%, 11/01/31	5,000	5,200,900
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(c)	7,460	7,643,814
Series A, 5.25%, 06/01/19(c)	5,997	6,148,032
Series A-1, 5.13%, 06/01/41	12,570	13,338,718
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	2,000	2,023,960
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	9,380	9,999,690

		49,556,014
Housing — 1.9%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	5,670	5,671,328
Series 115A, 4.20%, 10/01/33	3,860	3,866,987

		9,538,315
State — 7.6%
Commonwealth of Pennsylvania, GO, 1st Series:
4.00%, 03/01/26(h)	11,000	11,216,535

Security	Par (000)	Value
State (continued)
Commonwealth of Pennsylvania, GO, 1st Series (continued):
5.00%, 03/15/19(c)	$10,797	$10,987,985
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	5,000	5,425,825
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18(c)	11,000	11,090,860

		38,721,205
Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,884,132
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	2,900	3,250,436

		6,134,568
Utilities — 1.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	5,007	5,544,694

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.5% (Cost — $135,444,235)		139,309,884

Total Long-Term Investments — 114.2% (Cost — $562,110,934)		577,864,604

	Shares

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.35%(i)(j)	1,139,555	1,139,669

Total Short-Term Securities — 0.2% (Cost — $1,139,669)		1,139,669

Total Investments — 114.4% (Cost — $563,250,603)		579,004,273
Other Assets Less Liabilities — 0.1%		456,092
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.5)%		(73,474,470)

Net Assets — 100.0%		$505,985,895

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires between March 1, 2026 to June 1, 2039, is $9,771,527.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	8,267,642	(7,128,087)	1,139,555	$1,139,669	$6,947	$1,204	$(827)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	32	12/19/18	$3,849	$(714)
Long U.S. Treasury Bond	116	12/19/18	16,729	49,145
5-Year U.S. Treasury Note	28	12/31/18	3,175	(816)

				$47,615

7

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$577,864,604		$—	$577,864,604
Short-Term Securities	1,139,669	—		—	1,139,669

	$1,139,669	$577,864,604	$		$579,004,273

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$49,145	$—		$—	$49,145
Liabilities:
Interest rate contracts	(1,530)	—		—	(1,530)

	$47,615	$—		$—	$47,615

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $73,268,674 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 19, 2018